CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 28, 2014	Mar. 29, 2013
Statement of Comprehensive Loss [Abstract]
Net loss	$ (6,094)	$ (1,480)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(240)	(154)
Other comprehensive loss	(240)	(154)
Comprehensive loss	$ (6,334)	$ (1,634)